Stock-based Compensation - Fair Value Assumptions (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Options
Stock-based Compensation
Expected term	4 years	4 years	4 years
Risk-free interest rate, minimum	1.15%	1.49%	1.39%
Risk-free interest rate, maximum	2.26%	1.72%	1.85%
Expected volatility, minimum	166.00%	139.00%	141.00%
Expected volatility, maximum	178.00%	141.00%	144.00%
Expected dividend yield	0.00%	0.00%	0.00%
Options | Minimum
Stock-based Compensation
Expiration period	5 years
Vesting period	1 year
Options | Maximum
Stock-based Compensation
Expiration period	10 years
Vesting period	4 years
Performance-based Awards
Stock-based Compensation
Expected term	4 years